Summary of Significant Accounting Policies -Summary of Finite Lived Intangible Assets Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
License Of Maintenance And Overhauls [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	26 months
Maximum [Member] | Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years